Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable
Accounts payable
	December 31, 2023	December 31, 2022
Creditors	$17,097	$16,758
Brokers	6,918	8,598
Professional and legal fees	1,473	1,761
Total accounts payable	$25,488	$27,117